Share-based payments - Disclosure of share options and awards (Details) £ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2023 GBP (£) shares £ / shares	Dec. 31, 2022 GBP (£) shares £ / shares	Dec. 31, 2021 shares
Deferred Share Value Plan and Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.49	£ 1.43
Weighted average share price at exercise/release during year | £ / shares	£ 1.68	£ 1.61
Weighted average remaining contractual life	1 year	1 year
Number of options/awards outstanding (in shares) | shares	495,724	501,454	413,859
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options/awards outstanding (in shares) | shares	288,755	316,534	335,976
Others | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 0.31	£ 0.38
Weighted average share price at exercise/release during year | £ / shares	£ 1.43	£ 1.59
Weighted average remaining contractual life	0 years	0 years
Others | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value per award granted in year | £	£ 1.69	£ 1.64
Weighted average share price at exercise/release during year | £ / shares	£ 1.69	£ 1.66
Weighted average remaining contractual life	3 years	3 years